Employee benefits and KMP disclosures, Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021 [1]
Key management compensation [Abstract]
Salary and Short-term incentive	$ 3,709	$ 2,951	$ 2,597
Post-employment benefits	101	81	84
Share-based payments	1,501	1,620	1,734
Total payments to KMP	$ 5,311	$ 4,652	$ 4,415

[1]	INR – This data has not been calculated in USD